Other Items/Subsequent Events	12 Months Ended
Dec. 31, 2022
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Other Items/Subsequent Events
25.
OTHER ITEMS/SUBSEQUENT EVENTS
a)
On January 31, 2023, the Company held an Extraordinary General Meeting of shareholders. At the Extraordinary General Meeting, the Company’s requisite shareholders approved (i) an ordinary resolution to increase the Company’s authorized share capital from US$5,000,000 divided into 500,000,000 ordinary shares of a nominal or par value of US$0.01 each to US$10,000,000 divided into 1,000,000,000 ordinary shares of a nominal or par value of US$0.01 each, and (ii) a special resolution to replace existing Memorandum and Articles of Association of the Company (being the Tenth Amended and Restated Memorandum and Articles of Association of the Company) with a new Memorandum and Articles of Association (being the Eleventh Amended and Restated Memorandum and Articles of Association of the Company) under the Companies Act (as amended) of the Cayman Islands.
b)
On February 24, 2023, the Company entered into a Unit Purchase Agreement (the “Purchase Agreement”) with fund entities affiliated with BVF Partners L.P. (collectively, “BVF”) and the other purchasers named therein (the “Purchasers”), pursuant to which the Company agreed to sell to the Purchasers, in a private placement offering, an aggregate of (i) 112,359,550 ordinary shares, which includes (ii) pre-funded warrants (the “Pre-Funded Warrants”) to purchase five ordinary shares (represented by ADSs) at a purchase price of $0.178 per ordinary share (or the equivalent of $0.89 per ADS) and $0.8895 per Pre-Funded Warrant, respectively, which represented a 15% premium to the ADSs’ ten-day volume-weighted average price (“VWAP”) (the “Private Placement”). The Private Placement closed on February 27, 2023 and the Company received gross proceeds of approximately $20.0 million.

As part of the Private Placement, the Purchasers also received two tranches of warrants exercisable in the aggregate for up to 55,309,112 ADSs (or Pre-Funded Warrants). The first tranche of warrants is comprised (i) 50% of warrants that are exercisable upon issuance and until 60 days after the public announcement of the Company’s topline data from its TREK-AD Phase 2b clinical trial investigating eblasakimab in atopic dermatitis (the “eblasakimab announcement”) at an exercise price of $1.30 per ADS (the “Tranche 1A Warrants”) and (ii) 50% of warrants which can only be exercised within 60 days after the eblasakimab announcement at an exercise price based on the higher of $1.30 and a 50% discount to the ADS VWAP measured across a specified period after the eblasakimab announcement (the “Tranche 1B Warrants”). The second tranche of warrants similarly comprised (i) 50% of warrants that are exercisable upon issuance until 60 days after the public announcement of topline interim data from the Company’s planned Phase 2 proof of concept trial investigating farudodstat (the “farudodstat announcement”) at an exercise price of $1.63 per ADS (the “Tranche 2A Warrants”) and (ii) 50% of warrants which can only be exercised within 60 days after the farudodstat announcement at an exercise price based on the higher of $1.63 and a 50% discount to the ADS VWAP measured across a specified period after the farudodstat announcement (the “Tranche 2B Warrants,” and together with the Tranche 1A Warrants, Tranche 1B Warrants and Tranche 2A Warrants, the “Tranche Warrants”). The Tranche Warrants have a term of five years and include a mandatory exercise provision, subject to the satisfaction of certain pre-specified conditions. If all Tranche Warrants are fully exercised, the Company would receive an additional $80.0 million in gross proceeds.

c)
On March 10, 2023, the Company announced its plan to change the ratio of the ADSs to its ordinary shares from one (1) ADS representing five (5) ordinary shares to one (1) ADS representing twenty-five (25) ordinary shares (the “ADS Ratio Change”). The effect of the ratio changes on the ADS trading price on the Nasdaq Capital Market took place at the opening of trading on March 13, 2023. The loss of equivalent ADS will be $2.11, $2.40 and $3.68 for the years ended December 31, 2020, 2021, and 2022, respectively based on retrospective application of the ADS Ratio Change. Except as otherwise indicated, all information in the financial statements does not give retroactive effect to the ADS Ratio Change.